Document And Entity Information	12 Months Ended
Jun. 30, 2026 shares
Document Information Line Items
Entity Central Index Key	0001993097
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--06-30
Document Period End Date	Jun. 30, 2026
Document Fiscal Year Focus	2026
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42466
Entity Registrant Name	3 E Network Technology Group Limited
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	No.118 Connaught Road West
Entity Address, Postal Zip Code	3003-2
Entity Address, City or Town	Hong Kong
Entity Address, Country	HK
Title of 12(b) Security	Class A ordinary shares, par valueUS$0.01 per share
Trading Symbol	MASK
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Firm ID	2729
Auditor Name	GGF CPA LTD
Auditor Location	Guangzhou, China
Amendment Flag	false
Document Fiscal Period Focus	FY
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	No.118 Connaught Road West
Entity Address, Postal Zip Code	3003-2
Entity Address, City or Town	Hong Kong
Entity Address, Country	HK
Contact Personnel Name	Tingjun Yang
City Area Code	+852
Local Phone Number	98232486
Contact Personnel Email Address	E-mail: yangtingjun@3ekeji.cn
Common Class A [Member]
Document Information Line Items
Entity Common Stock, Shares Outstanding	3,011,716
Common Class B [Member]
Document Information Line Items
Entity Common Stock, Shares Outstanding	23,200